Summary of Significant Accounting Policies - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Percentage of ownership in Swiss franchise	49.00%
Swiss franchise investment portfolio market value	$ 202.3	$ 200.9
Swiss franchise realized gains	2.3	2.5	$ 3.6
Swiss franchise realized losses	1.1	0.5	1.4
Other-than-temporary impairment (gain) loss	$ (0.2)	$ 0.1	$ (0.9)